Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		15 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended	30 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Apr. 30, 2016	Jul. 31, 2016	Oct. 31, 2016	Jan. 31, 2017	Apr. 30, 2026	Apr. 30, 2017	Jul. 31, 2017	Oct. 31, 2017	Jan. 31, 2018	Apr. 30, 2018	Jul. 31, 2018	Oct. 31, 2018	Jan. 31, 2019	Apr. 30, 2019	Jul. 31, 2019	Oct. 31, 2019	Jan. 31, 2020	Apr. 30, 2020	Jul. 31, 2020	Oct. 31, 2020	Jan. 31, 2021	Apr. 30, 2021	Jul. 31, 2021	Oct. 31, 2021	Jan. 31, 2022	Apr. 30, 2022	Jul. 31, 2022	Oct. 31, 2022	Jan. 31, 2023	Apr. 30, 2023	Jul. 31, 2023	Oct. 31, 2023	Jan. 31, 2024	Apr. 30, 2024	Jul. 31, 2024	Oct. 31, 2024	Jan. 31, 2025	Apr. 30, 2025	Jul. 31, 2025	Oct. 31, 2025	Jan. 31, 2026	Apr. 30, 2026
C000126338
Account Value [Line Items]
Line Graph and Table Measure Name					Monongahela All Cap Value Fund
Accumulated Value	$ 10,000	$ 10,568	$ 10,673	$ 11,844		$ 12,318	$ 12,621	$ 13,201	$ 14,398	$ 13,470	$ 14,348	$ 13,510	$ 14,084	$ 14,780	$ 14,748	$ 15,264	$ 15,727	$ 13,706	$ 15,292	$ 15,705	$ 19,058	$ 21,511	$ 21,874	$ 21,654	$ 22,005	$ 21,139	$ 21,187	$ 20,262	$ 21,814	$ 21,156	$ 22,485	$ 20,275	$ 23,085	$ 24,650	$ 26,343	$ 26,625	$ 27,983	$ 24,623	$ 27,889	$ 28,927	$ 31,323	$ 32,227
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	10,582	10,406	11,213		11,792	12,280	12,865	14,174	13,356	14,274	13,810	13,846	15,158	15,414	15,788	16,849	15,289	17,257	17,322	19,755	22,320	23,547	24,755	24,356	22,367	22,454	21,138	22,355	22,963	25,377	23,282	27,009	28,167	30,997	32,133	34,133	31,574	36,060	39,026	39,714	41,379
Russell 2000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	$ 10,000	$ 10,765	$ 10,754	$ 12,594		$ 12,718	$ 12,834	$ 13,422	$ 13,848	$ 13,549	$ 14,678	$ 13,343	$ 13,223	$ 13,846	$ 13,546	$ 13,773	$ 13,802	$ 10,544	$ 11,391	$ 11,855	$ 16,068	$ 18,870	$ 18,647	$ 19,478	$ 18,438	$ 17,627	$ 17,758	$ 17,389	$ 18,342	$ 16,219	$ 18,459	$ 15,662	$ 18,325	$ 18,495	$ 21,353	$ 20,638	$ 21,169	$ 18,368	$ 20,442	$ 22,676	$ 24,957	$ 26,880